SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
Tax-Managed Large Cap Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Tax-Managed Small/Mid Cap Fund
Mid-Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Tax-Managed Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
Core Fixed Income Fund
U.S. Fixed Income Fund
High Yield Bond Fund
Real Return Fund
Multi-Strategy Alternative Fund

Supplement Dated October 21, 2013
to the Class A Shares Prospectus Dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The first paragraph under the sub-section titled "Pricing of Fund Shares" in the section titled "How to Purchase Fund Shares" is hereby deleted and replaced with the following:

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. You may obtain the current NAV of a Fund by calling 1-800-DIAL-SEI.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-847 (10/13)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Large Cap Value Fund
Large Cap Growth Fund
S&P 500 Index Fund
Small Cap Fund
Small Cap Value Fund
Small Cap Growth Fund
Mid-Cap Fund
U.S. Managed Volatility Fund
Global Managed Volatility Fund
Real Estate Fund
Enhanced Income Fund
Core Fixed Income Fund
U.S. Fixed Income Fund
High Yield Bond Fund
Real Return Fund

Supplement Dated October 21, 2013
to the Class I Shares Prospectus Dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The first paragraph under the sub-section titled "Pricing of Fund Shares" in the section titled "How to Purchase Fund Shares" is hereby deleted and replaced with the following:

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. You may obtain the current NAV of a Fund by calling 1-800-DIAL-SEI.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-848 (10/13)

SEI INSTITUTIONAL MANAGED TRUST

S&P 500 Index Fund

Supplement Dated October 21, 2013
to the Class E Shares Prospectus Dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Class E Shares Prospectus, and should be read in conjunction with such Prospectus.

The first paragraph under the sub-section titled "Pricing of Fund Shares" in the section titled "How to Purchase Fund Shares" is hereby deleted and replaced with the following:

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-849 (10/13)

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund

Supplement Dated October 21, 2013
to the Class Y Shares Prospectus Dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Class Y Shares Prospectus, and should be read in conjunction with such Prospectus.

The first paragraph under the sub-section titled "Pricing of Fund Shares" in the section titled "How to Purchase Fund Shares" is hereby deleted and replaced with the following:

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-850 (10/13)

SEI INSTITUTIONAL MANAGED TRUST

Prime Obligation Fund

Supplement Dated October 21, 2013
to the Class A Shares Prospectus Dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The following sentence is hereby added to the end of the first paragraph under the sub-section titled "Pricing of Fund Shares" in the section titled "How to Purchase Fund Shares":

You may obtain the current NAV of the Fund by calling 1-800-DIAL-SEI.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-851 (10/13)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Accumulation Fund
Multi-Asset Income Fund
Multi-Asset Inflation Managed Fund
Multi-Asset Capital Stability Fund

Supplement Dated October 21, 2013
to the Class A Shares Prospectus Dated January 31, 2013

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The first paragraph under the sub-section titled "Pricing of Fund Shares" in the section titled "How to Purchase Fund Shares" is hereby deleted and replaced with the following:

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price. You may obtain the current NAV of a Fund by calling 1-800-DIAL-SEI.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-852 (10/13)